Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (3.1)	$ (40.8)
Insurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	15.2	(7.5)
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (18.3)	$ (33.3)